Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 93,219	$ 225,056	$ 120,394
Operating distributions received from unconsolidated joint ventures	2,338	2,932	4,463
Adjustments to reconcile net income to net cash provided by operating activities:
Income attributable to noncontrolling interest- discontinued operations	0	453	516
Depreciation	113,649	109,730	104,490
Amortization of deferred financing costs and fair market value adjustments on notes payable	2,648	4,777	2,608
Other amortization	48,840	57,969	43,358
Impairment loss on real estate assets	0	0	7,041
Gain on extinguishment of debt	0	(1,041)	0
Accretion of discount on notes receivable	0	(482)	(2,400)
Stock compensation expense	2,246	4,705	3,681
Reduction of long-lived assets due to casualty event	1,980	0	0
Equity in income of unconsolidated joint ventures	(923)	(1,609)	(2,633)
Gain on consolidation of variable interest entity	0	(1,532)	0
(Gain)/loss on sale of real estate assets	(27,577)	(122,657)	817
Changes in assets and liabilities:
Increase in tenant receivables, net	(21,720)	(13,295)	(5,564)
Decrease/(increase) in restricted cash and escrows	8,705	18,720	(11,818)
Increase in prepaid expenses and other assets	(2,870)	(760)	(1,958)
Increase in accounts payable and accrued expenses	8,486	3,511	12,058
(Decrease)/increase in deferred income	(5,769)	(16,134)	697
Net cash provided by operating activities	223,252	270,343	275,750
Cash Flows from Investing Activities:
Investment in real estate assets and real estate related intangibles, net of accruals	(108,487)	(215,609)	(114,147)
Cash assumed upon consolidation of variable interest entity	0	5,063	0
Net sale proceeds from wholly-owned properties and consolidated joint venture	93,839	291,785	51,637
Net sale proceeds received from unconsolidated joint ventures	0	3,036	189
Investments in unconsolidated joint ventures	(136)	(151)	(173)
Liquidation of noncontrolling interest upon sale of consolidated joint venture	0	(95)	0
Deferred lease costs paid	(51,019)	(50,297)	(17,700)
Net cash (used in)/provided by investing activities	(65,803)	33,732	(80,194)
Cash Flows from Financing Activities:
Deferred financing costs paid	(3,125)	(3,367)	(710)
Proceeds from line of credit and notes payable	409,000	829,000	25,000
Repayments of line of credit and notes payable	(465,000)	(822,875)	(139,000)
Net (costs of)/proceeds from issuance of common stock	(229)	(252)	185,774
Repurchases of common stock as part of announced program	(88,450)	(3,244)	0
Redemptions of common stock	0	0	(2,918)
Dividends paid to stockholders and distributions to noncontrolling interest	(136,378)	(220,365)	(216,988)
Net cash used in financing activities	(284,182)	(221,103)	(148,842)
Net (decrease)/increase in cash and cash equivalents	(126,733)	82,972	46,714
Cash and cash equivalents, beginning of period	139,690	56,718	10,004
Cash and cash equivalents, end of period	$ 12,957	$ 139,690	$ 56,718